Compensation of Corporate Officers - Schedule of Director's Fees and Other Compensation Due and Paid to Non Executive Directors (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	€ 318,613	€ 162,539	€ 94,602
Amounts paid	310,123	123,061	74,458
IFRS 2 valuation of share warrants granted during the financial year			94,875
Jean Francois Mouney
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	103,665
Amounts paid	89,507
Jean Francois Mouney | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	14,791
Amounts paid	633
Jean Francois Mouney | Other Remuneration
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	88,874
Amounts paid	88,874
Xavier GUILLE DES BUTTES
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	68,016	53,330	30,218
Amounts paid	67,580	41,311	24,688
Xavier GUILLE DES BUTTES | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	68,016	53,330	30,218
Amounts paid	67,580	41,311	24,688
Charles WOLER
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due			5,925
Amounts paid			5,925
Charles WOLER | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due			5,925
Amounts paid			5,925
Frederic DESDOUITS
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	33,136	21,174	13,627
Amounts paid	30,302	17,113	11,258
Frederic DESDOUITS | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	33,136	21,174	13,627
Amounts paid	30,302	17,113	11,258
Philippe MOONS
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	36,188	29,704	18,763
Amounts paid	41,202	22,345	14,023
Philippe MOONS | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	36,188	29,704	18,763
Amounts paid	41,202	22,345	14,023
Anne-Helene MONSELLATO
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	44,472	37,075	14,813
Amounts paid	53,410	24,307	10,468
Anne-Helene MONSELLATO | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	44,472	37,075	14,813
Amounts paid	53,410	24,307	10,468
Catherine LARUE
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	33,136	21,256	11,258
Amounts paid	28,122	17,985	8,098
Catherine LARUE | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	33,136	21,256	11,258
Amounts paid	€ 28,122	€ 17,985	€ 8,098